Financial Instruments-risk management (Schedule of Gearing Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments-risk management
Net Debt	$ 368,799	$ 573,488
Total Equity	115,585	(61,945)	$ (109,190)	$ 132,885
Total Capital	$ 484,384	$ 511,543
Gearing Ratio	76.00%	112.00%